Acquisitions and Disposals (Tables)	6 Months Ended
Jun. 30, 2026
Acquisitions and Disposals [Abstract]
Schedule of Fair Value of Purchase Price and its Final Allocation to the Assets Acquired and Liabilities

As of the acquisition date of December 1, 2025, the following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

Fair value on acquisition
USD
Assets
Cash and cash equivalents and restricted cash	10,447
Short term investments	5,843
Intangible assets	55,000
Total assets	71,290

Liabilities
Accrued expenses and other current liabilities	17,130
Total liabilities	17,130
Total identifiable net assets at fair value	54,160

Consideration transferred:
-Cash	50,000

Schedule of Acquisition of Subsidiary on Cash Flows

Effect of the acquisition of subsidiary on cash flows:

USD
Total cash consideration unpaid as of December 31, 2025	-
Cash and cash equivalents in subsidiary acquired	10,447
Net cash inflow on acquisition	10,447

Schedule of Subsidiaries and Consolidated VIEs

As of the disposal date of December 23, 2025, Nisun BVI’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WFOE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WFOE”)	April 10, 2019	PRC	100%
NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”)	July 30, 2021	PRC	100%
Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”)	December 29, 2021	PRC	100%
Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”)	November 07, 2022	PRC	100%
Qingdao Sailang International Trade Co., Ltd.(“Sailang”)	July 31, 2022	PRC	100%
Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”)	July 31, 2022	PRC	100%
Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”)	July 31, 2022	PRC	65%
Shanghai Keqiya International Trade Co., Ltd.(“Keqiya”)	June 07, 2023	PRC	100%
Fanningke Digital Technology (Shanghai) Co., Ltd.(“Fanningke”)	July 20, 2023	PRC	100%
Fanshengke Supply Chain (Shanghai) Co., Ltd.(“Fanshengke”)	July 28, 2023	PRC	100%
Fintech (Henan) Trading Co., Ltd.(“Henan Trading”)	April 03, 2023	PRC	100%
Fanshengke Supply Chain (Fujian) Co., Ltd. (“Fanshengke Fujian”)	March 19, 2024	PRC	100%
Khorgos Fanning Network Technology Co., Ltd. (“Khorgos Fanning”)	July 12, 2024	PRC	100%
Shanghai Ningzhuan Trading Partnership Enterprise (“Ningzhuan”)	December 4, 2024	PRC	95%
Hebei Ruizu Trading Co., Ltd. (“Hebei Ruizu”)	December 11, 2024	PRC	99%

VIEs
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Shanghai Luyao Financial Consulting Co., Ltd. (“Luyao Shanghai”)	June 04, 2015	PRC	100%
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Province Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”)	November 21,2022	PRC	100%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”)	September 03, 2018	PRC	51%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”)	January 25, 2021	PRC	100%
Henan Fintech Digital Technology Co., Ltd. (“Henan Fintech”)	June 27, 2024	PRC	100%
Fanlun Ke Trading (Nanjing) Co., Ltd. (“Fanlunke Nanjing”)	December 12, 2024	PRC	100%
Fanlunke Trading (Chengdu) Co., Ltd. (“Fanlunke Chengdu”)	January 17, 2025	PRC	100%
Fanlunke New Retail (Chengdu) Co., Ltd. (“Fanlunke Retail”)	March 11, 2025	PRC	100%

Schedule of Discontinued Operations Consolidated Balance Sheets

On December 23, 2025, the Company calculated a loss resulting from such disposal as follows:

As of December 23, 2025
USD
Assets
Cash and cash equivalents and restricted cash	15,986,591
Short term investments	7,706,050
Accounts receivable	35,246,811
Advance to suppliers, net	179,209,454
Inventories	7,905,656
Receivables from supply chain solutions	26,628,729
Prepaid expenses and other current assets	20,432,683
Property and equipment, net	298,677
Intangible assets, net	190,475
Equity investments	458,201
Goodwill	17,709,008
Deferred tax assets, net	419,940
Total assets	312,192,275

Liabilities
Short-term loans	6,189,528
Accounts payable	63,489,162
Accrued expenses and other current liabilities	22,726,831
Payables to supply chain solutions	2,116,672
Liabilities of financial guarantee	22,563
Advances from customers	17,500,339
Taxes payable	1,376,565
Due to related parties - current	297,075
Total liabilities	113,718,735
Total net assets of the Disposal Group	198,473,540
Less: Non-controlling interest of the Disposal Group	4,369,736
Net assets of the Disposal Group attributable to the Company’s shareholders	194,103,804
Add:Writes-off of net amounts due from disposed subsidiaries	21,653,052
Less:disposal proceeds	(50,000)
Loss on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	(215,706,856)
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(9,621,695)
Loss on disposal recognized in the Consolidated Statements of Operations and Comprehensive (Loss) Income	(225,328,551)

Schedule of Condensed Cash Flows of Disposal Group

The condensed cash flows of Disposal Group were as follows for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025
	USD	USD
Net cash used in operating activities	-	(31,327,402)
Net cash provide by investing activities	-	1,796,732
Net cash provide by financing activities	-	615,022

Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss

Reconciliation of the major classes of losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026 and 2025 is as follows:

	Six months ended June 30,
	2026	2025
	USD	USD
Revenues	-	91,062,980
Cost of revenue	-	(80,905,016)
Gross profit	-	10,157,964
Operating costs:
Selling expenses	-	(943,354)
General and administrative expenses	-	(4,418,805)
Research and development expenses	-	(499,557)
Bad debt expense	-	(55,275,084)
Goodwill Impairment Loss	-	(17,373,793)
Interest and investment expenses	-	7,736
Other expenses, net	-	66,875
Net gain on sale of discontinued operations, net of applicable income tax	-	-
Loss (income) before income taxes from discontinued operations	-	(68,278,018)
Income tax expenses	-	(1,122,607)
Net income attributable to non-controlling interests	-	(3,277)
Net loss from discontinued operations	-	(69,403,902)